FINANCIAL RISK MANAGEMENT - Liquidity (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments [Abstract]
Corporate cash and financial assets	$ 276	$ 812
Availability under committed credit facilities	3,225	3,175
Commercial paper	(850)	(989)
Draws on credit facility	(300)	(222)
Commitments under credit facility	(10)	(8)
Corporate liquidity	$ 2,341	$ 2,768